Other Payables (Details) - Schedule of other payables - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Payables (Details) - Schedule of other payables [Line Items]
Output tax payable	$ 469,800	$ 98,735
Others	3,620,998	4,532,628
Total	3,620,998	4,532,628
Salaries and Bonuses Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Salaries and bonuses payable	1,466,631	1,886,156
Professional Fee Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Professional fee payable	1,141,582	1,138,543
Payables on Intangible Assets [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Payables on intangible assets		727,060
Payables on Machinery and Equipment [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Payables on machinery and equipment	79,517	128,013
Pension Payable [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Pension payable	99,921	83,049
Others [Member]
Other Payables (Details) - Schedule of other payables [Line Items]
Others	$ 363,547	$ 471,072